SCHEDULE II VALUATIONS AND QUALIFYING ACCOUNTS	12 Months Ended
Jan. 03, 2015
SCHEDULE II VALUATIONS AND QUALIFYING ACCOUNTS
SCHEDULE II VALUATIONS AND QUALIFYING ACCOUNTS

SCHEDULE II
FOSSIL GROUP, INC. AND SUBSIDIARIES
VALUATIONS AND QUALIFYING ACCOUNTS
Fiscal Years 2012, 2013 and 2014
(in thousands)

		Additions	Deductions
Classification	Balance at Beginning of Period	Charged (Credited) to Operations	Actual Returns or Writeoffs	Balance at End of Period
Fiscal Year 2012:
Account receivable allowances:
Sales returns	$61,580	$119,106	$115,430	$65,256
Bad debts	$18,241	$848	$1,983	$17,106
Deferred tax asset valuation allowance	$3,193	$3,114	$544	$5,763
Fiscal Year 2013:
Account receivable allowances:
Sales returns	$65,256	$116,777	$118,963	$63,070
Bad debts	$17,106	$(1,078)	$4,258	$11,770
Deferred tax asset valuation allowance	$5,763	$4,988	$204	$10,547
Fiscal Year 2014:
Account receivable allowances:
Sales returns	$63,070	$144,694	$139,557	$68,207
Bad debts	$11,770	$3,257	$3,187	$11,840
Deferred tax asset valuation allowance	$10,547	$(820)	$2,906	$6,821